Financial Risks - Non-current interesting-bearing liabilities - Additional information (Details) kr in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 SEK (kr)
Financial Risks
New borrowings	kr 962,889		kr 491,745	kr 199,524
Net book value of loan	kr 979,133		kr 739,195	kr 222,806
Term loan
Financial Risks
Interest rate	9.00%
New borrowings | €		€ 92
Fair value of loan	kr 966,100
Net book value of loan	kr 939,500